Financial Risk Management and Policies - Schedule of Net Debt Divided by Total Capital Plus Net Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Borrowings (including accrued interest)	$ 153,755,631	$ 165,402,251
Lease liabilities	93,736,647	91,991,314
Less: restricted bank balances, cash and cash equivalents	(28,845,746)	(28,414,502)
Net debt	218,646,532	228,979,063
Total equity	61,205,407	56,766,497	$ 105,094,692
Total equity and net debt	$ 279,851,939	$ 285,745,560
Gearing ratio	78.00%	80.00%